Principal accounting policies - Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies
Advertising expenses	$ 4,574	$ 1,727	$ 1,246